Quarterly Holdings Report
for
Fidelity Advisor® Emerging Asia Fund
July 31, 2026
AEA-NPRT3-0926
1.804857.122
Common Stocks - 93.7%
	Shares	Value ($)
CHINA - 28.0%
Communication Services - 6.3%
Entertainment - 1.5%
Netease Inc	424,100	11,283,696
Interactive Media & Services - 4.8%
Tencent Holdings Ltd	582,024	35,563,405
TOTAL COMMUNICATION SERVICES		46,847,101
Consumer Discretionary - 2.9%
Automobiles - 0.8%
BYD Co Ltd A Shares (China)	424,900	6,025,375
Broadline Retail - 2.1%
Alibaba Group Holding Ltd	992,461	15,118,559
TOTAL CONSUMER DISCRETIONARY		21,143,934
Consumer Staples - 1.7%
Beverages - 1.1%
Eastroc Beverage Group Co Ltd A Shares (China)	401,135	8,072,221
Personal Care Products - 0.6%
Mao Geping Cosmetics Co LTD H Shares (e)	578,600	4,334,483
TOTAL CONSUMER STAPLES		12,406,704
Energy - 1.2%
Oil, Gas & Consumable Fuels - 1.2%
PetroChina Co Ltd H Shares	7,448,000	9,440,109
Financials - 2.7%
Insurance - 2.7%
People's Insurance Co Group of China Ltd/The H Shares	11,930,497	8,306,196
Ping An Insurance Group Co of China Ltd H Shares	1,548,982	11,572,095
TOTAL FINANCIALS		19,878,291
Health Care - 1.6%
Health Care Equipment & Supplies - 0.7%
Peijia Medical Ltd (b)(c)(d)	709,901	363,894
Zylox-Tonbridge Medical Technology Co Ltd H Shares (c)(d)	2,029,716	4,938,154
		5,302,048
Life Sciences Tools & Services - 0.9%
WuXi XDC Cayman Inc (b)	945,108	6,242,553
TOTAL HEALTH CARE		11,544,601
Industrials - 6.0%
Air Freight & Logistics - 1.3%
J&T Global Express Ltd B Shares (b)(e)	7,685,046	9,887,549
Electrical Equipment - 3.7%
Contemporary Amperex Technology Co Ltd A Shares (China)	255,580	14,974,981
Dongfang Electric Corp Ltd A Shares (China)	764,200	2,842,898
Hongfa Technology Co Ltd A Shares (China)	730,500	3,841,671
Ningbo Deye Technology Corp A Shares (China)	497,700	6,034,073
		27,693,623
Machinery - 1.0%
Airtac International Group	176,000	7,131,416
TOTAL INDUSTRIALS		44,712,588
Information Technology - 4.1%
Electronic Equipment, Instruments & Components - 0.8%
Shengyi Technology Co Ltd A Shares (China)	11,300	176,595
WUS Printed Circuit Kunshan Co Ltd A Shares (China)	383,400	5,885,224
		6,061,819
Semiconductors & Semiconductor Equipment - 3.3%
Advanced Micro-Fabrication Equipment Inc China A Shares (China)	230,079	11,699,823
Anji Microelectronics Technology Shanghai Co Ltd A Shares (China)	158,320	5,552,903
Hygon Information Technology Co Ltd A Shares (China)	58,100	2,382,614
JCET Group Co Ltd A Shares (China)	229,700	2,228,508
TongFu Microelectronics Co Ltd A Shares (China)	282,000	2,368,612
		24,232,460
TOTAL INFORMATION TECHNOLOGY		30,294,279
Materials - 1.5%
Metals & Mining - 1.5%
MMG Ltd (b)	10,228,000	10,942,176
TOTAL CHINA		207,209,783
HONG KONG - 0.9%
Financials - 0.9%
Insurance - 0.9%
AIA Group Ltd	655,001	6,602,998
INDIA - 11.5%
Communication Services - 1.0%
Wireless Telecommunication Services - 1.0%
Bharti Airtel Ltd	350,900	7,251,258
Consumer Discretionary - 2.4%
Broadline Retail - 0.6%
Meesho (b)	2,303,800	4,396,415
Hotels, Restaurants & Leisure - 1.8%
MakeMyTrip Ltd (b)(e)	237,600	13,531,320
TOTAL CONSUMER DISCRETIONARY		17,927,735
Energy - 0.9%
Oil, Gas & Consumable Fuels - 0.9%
Coal India Ltd	1,554,800	6,751,881
Financials - 5.2%
Banks - 1.1%
Bank of Maharashtra	9,743,100	8,096,135
Capital Markets - 0.8%
360 ONE WAM Ltd	514,343	6,113,211
Consumer Finance - 2.2%
Bajaj Finance Ltd	741,107	8,861,744
Shriram Finance Ltd	633,061	6,940,257
		15,802,001
Financial Services - 1.1%
Power Finance Corp Ltd	1,827,900	8,127,437
TOTAL FINANCIALS		38,138,784
Health Care - 0.7%
Pharmaceuticals - 0.7%
Sun Pharmaceutical Industries Ltd	293,979	6,131,162
Materials - 1.3%
Metals & Mining - 1.3%
National Aluminium Co Ltd	2,523,500	9,286,551
TOTAL INDIA		85,487,371
INDONESIA - 1.5%
Financials - 1.5%
Banks - 1.5%
Bank Rakyat Indonesia Persero Tbk PT	41,341,100	6,952,578
Bank Syariah Indonesia Persero Tbk PT	37,661,585	3,804,101

TOTAL INDONESIA		10,756,679
KOREA (SOUTH) - 16.0%
Consumer Discretionary - 1.2%
Automobiles - 1.2%
Kia Corp	98,550	8,778,978
Consumer Staples - 1.0%
Personal Care Products - 1.0%
APR Corp/Korea	34,000	7,455,502
Financials - 1.1%
Insurance - 1.1%
Samsung Life Insurance Co Ltd	38,650	8,004,886
Health Care - 1.5%
Life Sciences Tools & Services - 1.5%
Samsung Biologics Co Ltd (b)(c)(d)	10,710	10,887,018
Industrials - 4.3%
Industrial Conglomerates - 4.3%
SK Square Co Ltd	47,330	32,155,355
Information Technology - 6.2%
Semiconductors & Semiconductor Equipment - 2.2%
SK Hynix Inc	14,665	16,455,122
Technology Hardware, Storage & Peripherals - 4.0%
Samsung Electronics Co Ltd	171,975	29,574,932
TOTAL INFORMATION TECHNOLOGY		46,030,054
Materials - 0.7%
Chemicals - 0.7%
Hansol Chemical Co Ltd	35,040	4,922,723
TOTAL KOREA (SOUTH)		118,234,516
PHILIPPINES - 1.3%
Industrials - 1.3%
Transportation Infrastructure - 1.3%
International Container Terminal Services Inc	625,000	9,814,317
SINGAPORE - 5.1%
Consumer Discretionary - 2.3%
Broadline Retail - 2.3%
Sea Ltd Class A ADR (b)	156,074	16,659,339
Financials - 2.8%
Banks - 2.8%
Oversea-Chinese Banking Corp Ltd	919,400	20,882,537
TOTAL SINGAPORE		37,541,876
TAIWAN - 29.0%
Industrials - 1.4%
Construction & Engineering - 0.5%
Acter Group Corp Ltd	144,000	4,053,754
Machinery - 0.9%
Kinik Co	340,000	6,617,721
TOTAL INDUSTRIALS		10,671,475
Information Technology - 27.6%
Communications Equipment - 0.4%
WNC Corp /Taiwan	469,000	3,144,773
Electronic Equipment, Instruments & Components - 3.5%
Delta Electronics Inc	195,000	9,597,990
Elite Material Co Ltd	71,000	10,196,975
Unimicron Technology Corp	175,975	4,130,815
Universal Microwave Technology Inc	67,000	1,961,243
		25,887,023
Semiconductors & Semiconductor Equipment - 23.7%
Alchip Technologies Ltd	51,000	4,709,169
ASE Technology Holding Co Ltd	662,000	11,301,950
eMemory Technology Inc	24,000	1,804,019
MediaTek Inc	191,000	20,356,244
Phoenix Silicon International Corp	656,000	4,867,450
Taiwan Semiconductor Manufacturing Co Ltd	1,743,393	129,010,422
WinWay Technology Co Ltd	18,000	3,160,862
		175,210,116
TOTAL INFORMATION TECHNOLOGY		204,241,912
TOTAL TAIWAN		214,913,387
UNITED STATES - 0.4%
Communication Services - 0.4%
Diversified Telecommunication Services - 0.4%
Space Exploration Technologies Corp (a)	28,829	3,124,199
TOTAL COMMON STOCKS (Cost $486,179,919)		693,685,126

Convertible Preferred Stocks - 0.6%
	Shares	Value ($)
CHINA - 0.6%
Communication Services - 0.5%
Interactive Media & Services - 0.5%
Bytedance Ltd Series E1 (b)(f)(g)	11,980	3,959,031
Health Care - 0.1%
Health Care Providers & Services - 0.1%
dMed Biopharmaceutical Co Ltd Series C (b)(f)(g)	56,711	416,825
TOTAL CHINA		4,375,856
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $2,118,173)		4,375,856

Non-Convertible Preferred Stocks - 4.4%
	Shares	Value ($)
KOREA (SOUTH) - 4.4%
Information Technology - 4.4%
Technology Hardware, Storage & Peripherals - 4.4%
Samsung Electronics Co Ltd non-voting shares (Cost $13,536,226)	259,736	32,249,186

Money Market Funds - 2.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (h)	3.69	11,537,989	11,540,296
Fidelity Securities Lending Cash Central Fund (h)(i)	3.72	5,695,135	5,695,704
TOTAL MONEY MARKET FUNDS (Cost $17,235,901)			17,236,000

TOTAL INVESTMENT IN SECURITIES - 101.0% (Cost $519,070,219)	747,546,168
NET OTHER ASSETS (LIABILITIES) - (1.0)%	(7,359,348)
NET ASSETS - 100.0%	740,186,820

Legend

(a)
Security is subject to lock-up or market standoff agreement. Fair value is based on the unadjusted market price of the equivalent equity security. At the end of the period, the total value of unadjusted equity securities subject to contractual sale restrictions is $3,124,199 with varying restriction expiration dates. Under normal market conditions, there are no circumstances that could cause the restrictions to lapse.

(b)	Non-income producing.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,189,066 or 2.2% of net assets.

(d)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $16,189,066 or 2.2% of net assets.

(e)	Security or a portion of the security is on loan at period end.
(f)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,375,856 or 0.6% of net assets.

(g)	Level 3 security.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $16,756,159.
Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Bytedance Ltd Series E1	11/18/2020	1,312,699

dMed Biopharmaceutical Co Ltd Series C	12/1/2020	805,474

Additional information on each lock-up restriction is as follows:
Security	Restriction Expiration Date
Space Exploration Technologies Corp	12/8/2026

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Cash Central Fund	26,079,593	298,505,684	313,042,180	499,931	(2,900)	99	11,540,296	11,537,989
Fidelity Securities Lending Cash Central Fund	4,448,214	48,530,846	47,282,810	54,699	(546)	-	5,695,704	5,695,135
	30,527,807	347,036,530	360,324,990	554,630	(3,446)	99	17,236,000

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.
Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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